6181\001\EROBERTS\1473101.1
                              UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2007

Check here if Amendment: __; Amendment Number:    ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Vantis Capital Management LLC
Address:  16772 Calle de Marisa
          Pacific Palisades, CA 90272

Form 13F File Number:    28-10604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Andrew Bzura
Title:    Managing Director and Chief Financial Officer
Phone:    (310) 459-2138

Signature, Place and Date of Signing:

Andrew Bzura             Pacific Palisades, CA         November 14, 2007

Report Type (Check only one.):

X 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      14

Form 13F Information Table Value Total:      17,276 x 1,000


List of Other Included Managers:

None

NAME OF ISSUER         TITLE  CUSIP      VALUE   SHARES     SH/  PUT  INV.  OTH  VOTING AUTH
                       OF                X1000              PRN  /    DISC  ER
                       CLASS                                     CAL  .     MGR
                                                                 L
                                                                                 SOLE      SHR    NONE
ACTIVISION INC         COMM   004930202  1727    80000      SH        SOLE       80000
BEA SYS INC            COMM   073325102  694     50000      SH        SOLE       50000
DELL INC               COMM   24702R101  2760    100000     SH        SOLE       100000
DST SYS INC DEL        COMM   233326107  858     10000      SH        SOLE       10000
ENERNOC INC            COMM   292764107  955     25000      SH        SOLE       25000
INTAC INTERNATIONAL    COMM   45811T100  180     20000      SH        SOLE       20000
(EX COMMODORE MINERA
ISHARES INC MSCI       COMM   464286848  717     50000      SH        SOLE       50000
JAPAN INDEX
LEAP WIRELESS          COMM   521863308  2034    25000      SH        SOLE       25000
INTERNATIONAL IN
MACYS INC              COMM   55616P104  808     25000      SH        SOLE       25000
MARVELL TECHNOLOGY     COMM   G5876H105  2619    160000     SH        SOLE       160000
GROUP LTD
NELNET INC             COMM   64031N108  1459    80000      SH        SOLE       80000
CL A
SOURCEFORGE INC        COMM   83616W101  306     125000     SH        SOLE       125000
SUN MICROSYSTEMS INC   COMM   866810104  703     125000     SH        SOLE       125000
VIRGIN MEDIA INC       COMM   92769L101  1456    60000      SH        SOLE       60000

